TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Schedule of Income Before Income Taxes

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Non - PRC	(25,256)	(31,701)	(22,250)	(3,571)
PRC	200,047	(133,331)	218,916	35,139

	174,791	(165,032)	196,666	31,568

Schedule of Income Tax Expense/(Benefit)

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax expense	47,507	57,371	60,137	9,682
Deferred tax (benefit) expense	(3,634)	(11,051)	1,869	300

	43,873	46,320	62,186	9,982

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Income before income taxes	174,791	(165,032)	196,666	31,568

Income tax computed at the statutory tax rate of 25%)	43,698	(41,258)	49,167	7,892
Effect of different tax rates in different jurisdictions	6,298	7,809	5,506	884
Goodwill impairment	-	75,041	-	-
Non-deductible expenses	1,483	1,839	4,495	722
Effect of preferential tax rate	(5,695)	(1,699)	-	-
Effect of tax rate changes	141	(168)	-	-
Interests and penalties on unrecognized tax positions	(2,052)	4,756	7,515	1,206
Changes of valuation allowance	-	-	(4,497)	(722)

	43,873	46,320	62,186	9,982

Reconciliation of Accrued Unrecognized Tax Positions

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at beginning of year	14,054	16,576	16,293	2,615
Additions based on tax positions related to the current year	2,613	10,638	8,483	1,362
Additions arising from business acquisitions	-	-	82,780	13,287
Decrease related to prior year tax position	(91)	(10,921)	(3,076)	(494)

Balance at end of year	16,576	16,293	104,480	16,770

Schedule of Tax Holidays

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate amount	5,695	1,699	-	-

-Basic	0.04	0.01	-	-

-Diluted	0.04	0.01	-	-

Schedule of Deferred Taxes

	As at December 31, 2012
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	669	8,746	1,403
Accounts receivable	648	177	28
Allowance for doubtful accounts	4,064	46,565	7,474
Net of operating loss	-	2,846	457
Deferred revenue, current	1,824	2,673	429
Others	73	433	71

	7,278	61,440	9,862
Valuation allowance	-	(42,363)	(6,800)

Net deferred tax assets, current portion	7,278	19,077	3,062

Deferred tax liabilities, current portion
Deferred cost, current portion	(1,550)	(2,230)	(358)
Revenue generated from financing lease	(139)	(2,502)	(402)

Total deferred tax liabilities, current portion	(1,689)	(4,732)	(760)

Deferred tax assets, current portion, net*	5,589	16,593	2,663

Deferred tax liabilities, current portion, net*	-	(2,248)	(361)

Deferred tax assets, non-current portion
Depreciation and amortization	42,225	47,201	7,576
Deposit for non-current assets	5,548	5,548	891
Property plant and equipment impairment	795	795	128
Intangible assets	308	265	43
Deferred revenue, non-current portion	837	715	115
Long term receivables	432	432	69
Long term investment impairment	-	10,204	1,638
Others	1,658	3,874	621

	51,803	69,034	11,081

Valuation allowance	-	(20,575)	(3,303)
Net deferred tax assets, non-current portion	51,803	48,459	7,778

Deferred tax liabilities, non-current portion
Deferred costs	(4,636)	(3,991)	(641)
Intangible assets	(12,364)	(10,272)	(1,649)
Property, plant and equipment	(32,787)	(51,769)	(8,309)

Total deferred tax liabilities, non-current portion	(49,787)	(66,032)	(10,599)
Deferred tax assets, non-current portion, net **	20,866	18,110	2,907

Deferred tax liabilities, non-current portion, net **	(18,850)	(35,683)	(5,728)

*	As at December 31, 2011 and 2012, deferred tax assets, current portion of approximately RMB1,689 and RMB2,483 (US$399) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As at December 31, 2011 and 2012, deferred tax assets, non-current portion of approximately RMB30,937 and RMB30,349 (US$4,871) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Summary of Movement in Valuation Allowance

	2012	2012
	RMB	US$

Balance at beginning of year	-	-
Acquisition of CAH	(67,435)	(10,825)
Change of valuation allowance in current year	4,497	722

Balance at end of year	(62,938)	(10,103)